Leases - Expected Minimum Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases
2024	$ 108
2025	11
Future minimum lease payments	119
Less: Interest	(6)
Present value of operating lease liabilities	$ 113	$ 221